EVENTS AFTER THE REPORTING PERIOD (Details Narrative)	6 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding	$ 1,097,096			$ 1,097,096
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.50%	1.50%		1.50%	1.50%				0.78%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years		10 years	10 years				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	96.56%	96.56%		96.56%	96.56%				120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Cash	$ 6,727,758			$ 5,366,789			$ 25,806		$ 5,517
Granted stock options | shares	55,000	55,000		55,000	55,000		0	0	5,000
Granted stock options, exercise price | $ / shares	$ 10.51			$ 10.51					$ 2.23
Directors and Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Granted stock options | shares							55,000	55,000
Granted stock options, exercise price | (per share)							$ 11.40	$ 14.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							10 years	10 years
Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Accrued Salaries, Current							$ 250,000
[custom:CashBonusPercentage]							100.00%	100.00%
[custom:SalaryAndBonusPercentage]							20.00%	20.00%
Chief Financial Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Accrued Salaries, Current							$ 50,000
[custom:CashBonusPercentage]							100.00%	100.00%
Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other Expenses	$ 131,560			$ 131,560
Cash	$ 754,058			$ 754,058
Class of Warrant or Right, Outstanding | shares	78,548			78,548
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares	44,117	44,117		44,117	44,117		44,117	44,117
Sale of Stock, Price Per Share | (per share)	$ 12.96			$ 12.96			$ 13.20			$ 16.20	$ 16.20	$ 16.20
Proceeds from Issuance of Common Stock	$ 571,760	$ 714,700		$ 571,760	$ 714,700		$ 571,760	$ 714,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)	$ 25.80			$ 25.80			$ 25.80			$ 32.40	$ 32.40	$ 32.40
Proceeds from Issuance of Warrants	$ 202,009			$ 202,009			$ 137,946
Payments for Repurchase of Warrants							$ 34,733
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares							2,680
Warrants and Rights Outstanding	$ 34,733			$ 34,733			$ 24,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.98%	0.98%		0.98%	0.98%		0.98%	0.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years	2 years		2 years	2 years		2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	153.02%	153.02%		153.02%	153.02%		153.02%	153.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Other Expenses	$ 800			$ 800			$ 800
Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares	785,477	785,477		785,477	785,477		785,477	785,477
Sale of Stock, Price Per Share | $ / shares	$ 9.60			$ 9.60			$ 9.60
Proceeds from Issuance of Common Stock				$ 7,540,580			$ 7,540,580
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 12.60			$ 12.60
Proceeds from Issuance of Warrants	$ 607,170			$ 607,170			$ 607,170
Warrants and Rights Outstanding							$ 858,429
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.45%	2.45%		2.45%	2.45%		2.45%	2.45%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years		5 years	5 years		5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	134.66%	134.66%		134.66%	134.66%		134.66%	134.66%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Other Expenses	$ 140,475			$ 158,777			$ 140,475
Warrants and Rights Outstanding, Term	5 years			5 years			5 years
Class of Warrant or Right, Outstanding | shares	7,540,580
Brokered Private Placement [Member] | Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other Expenses							$ 131,560
Cash							$ 754,058
Class of Warrant or Right, Outstanding | shares							78,548